CONVERTIBLE PROMISSORY NOTES AND WARRANTS (Tables)	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
SCHEDULE OF CONVERTIBLE NOTES

	September 30, 2021	December 31, 2020
Convertible notes issued	$1,174,945	$-
Issuance costs	(105,745)	-
Debt discount	(964,153)	-
Debt accretion	74,410	-
Convertible notes, net of debt discount	$179,457	$-